Corporate Governance Statement - Principal Accounting Fees and Services (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accountant Fees
Audit fees	€ 60	€ 51
Audit-related fees	12	18
Tax-related fees	5	4
All other fees	1	0
Total fees	€ 78	€ 73